Pay vs Performance Disclosure - USD ($)	2 Months Ended		4 Months Ended	10 Months Ended		12 Months Ended
	Mar. 10, 2025	Dec. 31, 2023	Jun. 14, 2024	Dec. 31, 2025	Nov. 06, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance metrics of the Company. For further information concerning how the Company aligns executive compensation with the Company’s performance, refer to the section entitled “Compensation Discussion and Analysis.”
In 2025, we had two PEOs, Mr. Nielsen (“First PEO”), who served as President and PEO from June 14, 2024 through March 10, 2025, and Mr. Lemonis (“Second PEO” in 2025), our then Executive Chairman, who began serving as PEO on March 10, 2025. In 2024, we had two PEOs, Mr. Nielsen (“First PEO”), who served as our PEO until February 20, 2024, our Division CEO of Overstock and co-PEO from February 20, 2024 through June 14, 2024, and our President and PEO from June 14, 2024 through March 10, 2025, and Ms. Holt (“Second PEO” in 2024), who served as our Division CEO of Bed Bath & Beyond and co-PEO from February 20, 2024 through June 14, 2024. In 2023, we had two PEOs, Mr. Nielsen (“First PEO”), our then Interim CEO, and Mr. Johnson (“Second PEO” in 2023, 2022, and 2021), our former CEO. The following Pay Versus Performance Table sets forth information concerning the compensation of our PEOs and other non-PEO NEOs for each of the fiscal years (“FY”) ending December 31, 2021, 2022, 2023, 2024, and 2025 and our financial performance for each such fiscal year.
Pay Versus Performance Table

Year	Summary Compensation Table Total		Compensation Actually Paid		Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2)	Value of Initial Fixed $100 Investment Based on:		Net Income (loss) (thousands)	Adjusted EBITDA (thousands) (5)
	for First PEO ($) (1)	for Second PEO ($) (1)	to First PEO ($) (2)	to Second PEO ($) (2)			Total Shareholder Return ($) (3)	Peer Group Total Shareholder Return ($) (4)
2025	$2,545,979	$5,928,963	$1,362,133	$4,709,178	$1,269,338	$1,011,883	$11.38	$143.95	($84,621)	($30,688)
2024	$4,558,064	$5,110,167	$102,781	$613,667	$3,834,103	$170,723	$10.27	$133.04	($258,795)	($143,983)
2023	$2,026,272	$6,141,284	$2,568,391	$4,219,767	$1,226,098	$1,308,216	$57.71	$118.65	($307,842)	($61,293)
2022	—	$2,948,959	—	$265,216	$1,104,506	$138,218	$40.35	$97.63	($35,236)	$63,485
2021	—	$2,855,412	—	$3,904,925	$1,199,845	$1,647,994	$123.01	$142.97	$389,372	$141,640

(1)
Amounts represent the amounts reported in the “Total” column of our Summary Compensation Table, as disclosed in the corresponding Proxy Statement for the relevant year, to our PEO(s) and other NEOs for the relevant fiscal year, as determined under SEC rules, which include the individuals outlined in the Historical NEO Table.

(2)
The Total Compensation Adjustments Table below provides the adjustments to the amount reported in the “Total” column of our Summary Compensation Table, as disclosed in the corresponding Proxy Statement for the relevant year, to arrive at the compensation actually paid for the PEO(s) and the average compensation actually paid for Non-PEO NEOs for each relevant year, which include the individuals outlined in the Historical NEO Table. We made certain assumptions in valuing equity for our compensation actually paid calculations to determine the fair value or change in fair value as of the applicable year-end date. The assumptions used for each valuation date included stock price, risk-free rate, stock price volatility, expected exercise behavior and the probable outcome of any applicable performance conditions. These assumptions were determined based on the same methodologies as used to determine grant date fair values and were estimated in accordance with FASB ASC Topic 718.

(3)
Our Total Shareholder Return (“TSR”) amounts reported in the table include an initial fixed investment of $100 on December 31, 2020 and are calculated using the stock price at market close on the following days: (i) December 31, 2020 ($47.97 per share); (ii) December 31, 2021 ($59.01 per share); (iii) December 30, 2022, the last business day before December 31, 2022 ($19.36 per share); (iv) December 29, 2023, the last business day of 2023 ($27.69 per share); (v) December 31, 2024 ($4.93 per share); and (vi) December 31, 2025 ($5.46 per share). TSR amounts exclude a digital dividend of preferred stock (OSTKO) issued by the Company on May 19, 2020 as the preferred stock (OSTKO) was subsequently converted into shares of common stock (OSTK) on or about June 14, 2022.

(4)
Peer Group TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022, and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P Retail Select Index is the same index we use in our performance graph in the 2025 Form 10-K (“Peer Group”).

(5)
We have identified Adjusted EBITDA as our “most important” financial performance measure used to link executive compensation to our Company performance. Adjusted EBITDA is a non-GAAP measure. For a description of how this measure is calculated from the nearest GAAP counterpart, please see “—Key 2025 Executive Compensation Actions Reflect Pay for Performance Philosophy” above.

Historical NEO Table (part of footnotes 1 and 2 to Pay Versus Performance Table)
The following table indicates our PEO and remaining NEOs for each relevant fiscal year, as determined under SEC rules.

Year	PEO(s)	Non-PEO NEOs
2025	David J. Nielsen and Marcus A. Lemonis	Adrianne B. Lee, Leah R. Putnam, Rick S. Lockton, Alexander W. Thomas
2024	David J. Nielsen and Chandra R. Holt	Adrianne B. Lee, Marcus A. Lemonis, E. Glen Nickle, and Carlisha B. Robinson
2023	David J. Nielsen and Jonathan E. Johnson III	Adrianne B. Lee, E. Glen Nickle, Carlisha B. Robinson, Joel G. Weight, Carter P. Lee, and Angela Hsu
2022	Jonathan E. Johnson III	Adrianne B. Lee, David J. Nielsen, Angela Hsu, and Joel G. Weight
2021	Jonathan E. Johnson III	Adrianne B. Lee, David J. Nielsen, Carter P. Lee, Meghan E. Tuohig, Elizabeth W. Solomon, and Ronald Hilton

Total Compensation Adjustments Table (part of footnote 2 to Pay Versus Performance Table)
The following table provides the adjustments to the amount reported in the “Total” column of our Summary Compensation Table, as disclosed in the corresponding Proxy Statement for the relevant year, to arrive at the compensation actually paid to the PEO and the average for Non-PEO NEOs for each relevant year.

	2021		2022		2023			2024			2025
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	First PEO	Second PEO	Average Non-PEO NEOs	First PEO	Second PEO	Average Non-PEO NEOs	First PEO	Second PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($1,818,300)	($618,067)	($2,043,000)	($638,685)	($1,399,998)	($3,599,999)	($716,668)	($3,436,000)	($4,496,500)	($3,306,913)	($1,249,998)	($5,928,963)	($750,900)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$1,180,200	$295,050	$968,000	$290,400	$1,741,507	$0	$718,717	$210,168	$0	$206,038	$99,719	$5,046,678	$517,498
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$47,500	$20,350	$0	$0	$0	$1,712,118	22,473	$0	$0	$0	$116,219	$0	$0
Increase/(deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$441,611	$168,673	($1,189,540)	($455,995)	$138,844	$0	56,462	($1,106,045)	$0	($425,185)	$0	($337,500)	($37,506)
Increase/(deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$1,198,502	$635,446	($419,203)	($162,009)	$61,765	($33,636)	20,493	($123,406)	$0	($85,463)	$60,383	$0	$13,453
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	($53,303)	$0	$0	$0	$0	($19,360)	$0	$0	($51,856)	($210,168)	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total Adjustments	$1,049,513	$448,149	($2,683,743)	($966,289)	$542,119	($1,921,517)	$82,117	($4,455,283)	($4,496,500)	($3,663,380)	($1,183,845	($1,219,785)	($257,454)

Company Selected Measure Name						Adjusted EBITDA
Named Executive Officers, Footnote
Historical NEO Table (part of footnotes 1 and 2 to Pay Versus Performance Table)
The following table indicates our PEO and remaining NEOs for each relevant fiscal year, as determined under SEC rules.

Year	PEO(s)	Non-PEO NEOs
2025	David J. Nielsen and Marcus A. Lemonis	Adrianne B. Lee, Leah R. Putnam, Rick S. Lockton, Alexander W. Thomas
2024	David J. Nielsen and Chandra R. Holt	Adrianne B. Lee, Marcus A. Lemonis, E. Glen Nickle, and Carlisha B. Robinson
2023	David J. Nielsen and Jonathan E. Johnson III	Adrianne B. Lee, E. Glen Nickle, Carlisha B. Robinson, Joel G. Weight, Carter P. Lee, and Angela Hsu
2022	Jonathan E. Johnson III	Adrianne B. Lee, David J. Nielsen, Angela Hsu, and Joel G. Weight
2021	Jonathan E. Johnson III	Adrianne B. Lee, David J. Nielsen, Carter P. Lee, Meghan E. Tuohig, Elizabeth W. Solomon, and Ronald Hilton

Peer Group Issuers, Footnote
(4)
Peer Group TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022, and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P Retail Select Index is the same index we use in our performance graph in the 2025 Form 10-K (“Peer Group”).

Adjustment To PEO Compensation, Footnote
Total Compensation Adjustments Table (part of footnote 2 to Pay Versus Performance Table)
The following table provides the adjustments to the amount reported in the “Total” column of our Summary Compensation Table, as disclosed in the corresponding Proxy Statement for the relevant year, to arrive at the compensation actually paid to the PEO and the average for Non-PEO NEOs for each relevant year.

	2021		2022		2023			2024			2025
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	First PEO	Second PEO	Average Non-PEO NEOs	First PEO	Second PEO	Average Non-PEO NEOs	First PEO	Second PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($1,818,300)	($618,067)	($2,043,000)	($638,685)	($1,399,998)	($3,599,999)	($716,668)	($3,436,000)	($4,496,500)	($3,306,913)	($1,249,998)	($5,928,963)	($750,900)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$1,180,200	$295,050	$968,000	$290,400	$1,741,507	$0	$718,717	$210,168	$0	$206,038	$99,719	$5,046,678	$517,498
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$47,500	$20,350	$0	$0	$0	$1,712,118	22,473	$0	$0	$0	$116,219	$0	$0
Increase/(deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$441,611	$168,673	($1,189,540)	($455,995)	$138,844	$0	56,462	($1,106,045)	$0	($425,185)	$0	($337,500)	($37,506)
Increase/(deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$1,198,502	$635,446	($419,203)	($162,009)	$61,765	($33,636)	20,493	($123,406)	$0	($85,463)	$60,383	$0	$13,453
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	($53,303)	$0	$0	$0	$0	($19,360)	$0	$0	($51,856)	($210,168)	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total Adjustments	$1,049,513	$448,149	($2,683,743)	($966,289)	$542,119	($1,921,517)	$82,117	($4,455,283)	($4,496,500)	($3,663,380)	($1,183,845	($1,219,785)	($257,454)

Non-PEO NEO Average Total Compensation Amount						$ 1,269,338	$ 3,834,103	$ 1,226,098	$ 1,104,506	$ 1,199,845
Non-PEO NEO Average Compensation Actually Paid Amount						$ 1,011,883	170,723	1,308,216	138,218	1,647,994
Adjustment to Non-PEO NEO Compensation Footnote
Total Compensation Adjustments Table (part of footnote 2 to Pay Versus Performance Table)
The following table provides the adjustments to the amount reported in the “Total” column of our Summary Compensation Table, as disclosed in the corresponding Proxy Statement for the relevant year, to arrive at the compensation actually paid to the PEO and the average for Non-PEO NEOs for each relevant year.

	2021		2022		2023			2024			2025
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	First PEO	Second PEO	Average Non-PEO NEOs	First PEO	Second PEO	Average Non-PEO NEOs	First PEO	Second PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($1,818,300)	($618,067)	($2,043,000)	($638,685)	($1,399,998)	($3,599,999)	($716,668)	($3,436,000)	($4,496,500)	($3,306,913)	($1,249,998)	($5,928,963)	($750,900)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$1,180,200	$295,050	$968,000	$290,400	$1,741,507	$0	$718,717	$210,168	$0	$206,038	$99,719	$5,046,678	$517,498
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$47,500	$20,350	$0	$0	$0	$1,712,118	22,473	$0	$0	$0	$116,219	$0	$0
Increase/(deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$441,611	$168,673	($1,189,540)	($455,995)	$138,844	$0	56,462	($1,106,045)	$0	($425,185)	$0	($337,500)	($37,506)
Increase/(deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$1,198,502	$635,446	($419,203)	($162,009)	$61,765	($33,636)	20,493	($123,406)	$0	($85,463)	$60,383	$0	$13,453
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	($53,303)	$0	$0	$0	$0	($19,360)	$0	$0	($51,856)	($210,168)	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total Adjustments	$1,049,513	$448,149	($2,683,743)	($966,289)	$542,119	($1,921,517)	$82,117	($4,455,283)	($4,496,500)	($3,663,380)	($1,183,845	($1,219,785)	($257,454)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs Cumulative TSR
(1)
Our Total Shareholder Return amounts reported in the table include an initial fixed investment of $100 on December 31, 2020 and are calculated using the stock price at market close on the following days: (i) December 31, 2020 ($47.97 per share); (ii) December 31, 2021 ($59.01 per share); (iii) December 30, 2022, the last business day before December 31, 2022 ($19.36 per share); (iv) December 29, 2023, the last business day before December 31, 2023 ($27.69 per share); (v) December 31, 2024 ($4.93 per share); and (vi) December 31, 2025 ($5.46 per share). TSR amounts exclude a digital dividend of preferred stock (OSTKO) issued by the Company on May 19, 2020 as the preferred stock (OSTKO) was subsequently converted into shares of common stock (OSTK) on or about June 14, 2022.

Compensation Actually Paid vs. Net Income						Compensation Actually Paid vs Net Income
Compensation Actually Paid vs. Company Selected Measure						Compensation Actually Paid vs Adjusted EBITDA
Total Shareholder Return Vs Peer Group
Compensation Actually Paid vs Cumulative TSR
(1)
Our Total Shareholder Return amounts reported in the table include an initial fixed investment of $100 on December 31, 2020 and are calculated using the stock price at market close on the following days: (i) December 31, 2020 ($47.97 per share); (ii) December 31, 2021 ($59.01 per share); (iii) December 30, 2022, the last business day before December 31, 2022 ($19.36 per share); (iv) December 29, 2023, the last business day before December 31, 2023 ($27.69 per share); (v) December 31, 2024 ($4.93 per share); and (vi) December 31, 2025 ($5.46 per share). TSR amounts exclude a digital dividend of preferred stock (OSTKO) issued by the Company on May 19, 2020 as the preferred stock (OSTKO) was subsequently converted into shares of common stock (OSTK) on or about June 14, 2022.

Tabular List, Table
Pay Versus Performance Tabular List
The following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs to performance for the fiscal year ended December 31, 2025:
•	Adjusted EBITDA;
•	Gross Margin;
•	Gross Margin %; and
•	Contribution Margin.

Total Shareholder Return Amount						$ 11.38	10.27	57.71	40.35	123.01
Peer Group Total Shareholder Return Amount						$ 143.95	$ 133.04	$ 118.65	$ 97.63	$ 142.97
Company Selected Measure Amount						(30,688,000)	(143,983,000)	(61,293,000)	63,485,000	141,640,000
PEO Name	David J. Nielsen	David J. Nielsen	Chandra R. Holt	Marcus A. Lemonis	Jonathan E. Johnson III		David J. Nielsen		Jonathan E. Johnson III	Jonathan E. Johnson III
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest						$ (84,621,000)	$ (258,795,000)	$ (307,842,000)	$ (35,236,000)	$ 389,372,000
Share Price				$ 5.46		$ 5.46	$ 4.93			$ 59.01	$ 27.69	$ 19.36	$ 47.97
Measure:: 1
Pay vs Performance Disclosure
Name						Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name						Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name						Gross Margin %
Measure:: 4
Pay vs Performance Disclosure
Name						Contribution Margin
David J. Nielsen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 2,545,979	$ 4,558,064	2,026,272	0	$ 0
PEO Actually Paid Compensation Amount						1,362,133	102,781	2,568,391	0	0
Marcus A. Lemonis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						5,928,963
PEO Actually Paid Compensation Amount						4,709,178
Chandra R. Holt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							5,110,167
PEO Actually Paid Compensation Amount							613,667
Jonathan E. Johnson III [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								6,141,284	2,948,959	2,855,412
PEO Actually Paid Compensation Amount								4,219,767	265,216	3,904,925
PEO | David J. Nielsen [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,183,845)	(4,455,283)	542,119
PEO | David J. Nielsen [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	0
PEO | David J. Nielsen [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	0
PEO | David J. Nielsen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,249,998)	(3,436,000)	(1,399,998)
PEO | David J. Nielsen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						99,719	210,168	1,741,507
PEO | David J. Nielsen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	(1,106,045)	138,844
PEO | David J. Nielsen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						116,219	0	0
PEO | David J. Nielsen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						60,383	(123,406)	61,765
PEO | David J. Nielsen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(210,168)	0	0
PEO | David J. Nielsen [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	0
PEO | Marcus A. Lemonis [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,219,785)
PEO | Marcus A. Lemonis [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Marcus A. Lemonis [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Marcus A. Lemonis [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(5,928,963)
PEO | Marcus A. Lemonis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						5,046,678
PEO | Marcus A. Lemonis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(337,500)
PEO | Marcus A. Lemonis [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Marcus A. Lemonis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Marcus A. Lemonis [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Marcus A. Lemonis [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Chandra R. Holt [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(4,496,500)
PEO | Chandra R. Holt [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Chandra R. Holt [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Chandra R. Holt [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(4,496,500)
PEO | Chandra R. Holt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Chandra R. Holt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Chandra R. Holt [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Chandra R. Holt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Chandra R. Holt [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Chandra R. Holt [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Jonathan E. Johnson III [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(1,921,517)	(2,683,743)	1,049,513
PEO | Jonathan E. Johnson III [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	0	0
PEO | Jonathan E. Johnson III [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	0	0
PEO | Jonathan E. Johnson III [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(3,599,999)	(2,043,000)	(1,818,300)
PEO | Jonathan E. Johnson III [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	968,000	1,180,200
PEO | Jonathan E. Johnson III [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	(1,189,540)	441,611
PEO | Jonathan E. Johnson III [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								1,712,118	0	47,500
PEO | Jonathan E. Johnson III [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(33,636)	(419,203)	1,198,502
PEO | Jonathan E. Johnson III [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	0	0
PEO | Jonathan E. Johnson III [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(257,454)	(3,663,380)	82,117	(966,289)	448,149
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(750,900)	(3,306,913)	(716,668)	(638,685)	(618,067)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						517,498	206,038	718,717	290,400	295,050
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(37,506)	(425,185)	56,462	(455,995)	168,673
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	22,473	0	20,350
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						13,453	(85,463)	20,493	(162,009)	635,446
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	(51,856)	(19,360)	0	(53,303)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						$ 0	$ 0	$ 0	$ 0	$ 0